UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.   20549

FORM 12b-25

NOTIFICATION OF LATE FILING

[X]	Form 10-K	[ ]	Form 20-F	[ ]	Form 11-K	[ ]	Form 10-Q
[ ]	Form 10-D	[ ]	Form N-SAR	[ ]	Form N-CSR

For the year ended July 31, 2014.

[ ]	Transition Report on Form 10-K.
[ ]	Transition Report on Form 20-F.
[ ]	Transition Report on Form 11-K.
[ ]	Transition Report on Form 10-Q.
For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

MONAR INTERNATIONAL INC.

Full Name of Registrant

000-54166

SEC File Number

18101 Von Karman Ave

3rd Floor

Irvine, California 92612

(Address of principal executive office, including zip)

PART II - RULES 12B-25 and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25, the following should be completed.

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)

The subject annual report, semi-annual report, transition report of Form 10-Q, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

The  Registrant  was  unable to file its  annual  report on Form  10-K for the fiscal year ended July 31, 2014 due to a delay in obtaining and compiling information required to be included in the Company's Form 10-K.  In accordance with Rule 12b-25 of the Securities Exchange Act of 1934, the Company will file its Form 10-K no later than the 15th calendar day following the prescribed due date.

PART IV - OTHER INFORMATION

1.	Name and telephone number of person to contact in regard to this notification.

Thu Pham

949.682.4310

2.

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed?  If answer is no, identify reports.

Yes	[X]	No	[ ]

3.

Is its anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes	[ ]	No	[X]

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Monar International Inc. has caused this notification to signed on its behalf by the undersigned hereunto duly authorized, on this 31st day of October, 2014.

Monar International Inc.
(the “Registrant”)

BY:	/s/ THU PHAM
Thu Pham
Chief Executive Officer and Director